Schedule of Lease Term (Details)	Jun. 30, 2024
Wanchat Hong Kong One [Member]
Lessee, Lease, Description [Line Items]
Lease term	2 years
Wanchat Hong Kong Two [Member]
Lessee, Lease, Description [Line Items]
Lease term	2 years